Consolidated Statements of Shareholders' (Deficit)/Equity (USD $)	Common Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [member]	Total	Series A Convertible Preferred Shares [Member] Common Shares [Member]	Series A Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series A Convertible Preferred Shares [Member] Treasury Stock [Member]	Series A Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series A Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series A Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series A Convertible Preferred Shares [Member]	Series B Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series B Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series B Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series B Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series B Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series B Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series B Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series B Redeemable Convertible Preferred Shares [Member]	Series C Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series C Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series C Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series C Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series C Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series C Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series C Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series C Redeemable Convertible Preferred Shares [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Common Shares [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Additional Paid-in Capital [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Statutory Reserve [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Treasury Stock [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Accumulated Deficit [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Accumulated Other Comprehensive Income [Member]	Series C-1 Redeemable Convertible Preferred Shares [Member] Non-Controlling Interest [member]	Series C-1 Redeemable Convertible Preferred Shares [Member]
Amount, beginning balance at Dec. 31, 2009	$ 5,000	$ 973,000	$ 0	$ 0	$ (12,167,000)	$ 945,000	$ 71,000	$ (10,173,000)
Number of Shares, beginning balance at Dec. 31, 2009	50,352,941
Share-based compensation	0	12,566,000	0	0	0	0	0	12,566,000
Accretion of redeemable convertible preferred shares	0	(1,533,000)	0	0	0	0	0	(1,533,000)
Recognition of beneficial conversion feature	0	5,693,000	0	0	0	0	0	5,693,000
Amortization of beneficial conversion feature	0	(5,693,000)	0	0	0	0	0	(5,693,000)
Disposal of available-for-sale investments	0	0	0	0	0	(42,000)	0	(42,000)
Foreign currency translation adjustment	0	0	0	0	0	689,000	0	689,000
Net (loss)/income	0	0	0	0	(9,827,000)	0	(3,000)	(9,830,000)
Amount, ending balance at Dec. 31, 2010	5,000	12,006,000	0	0	(21,994,000)	1,592,000	68,000	(8,323,000)
Number of Shares, ending balance at Dec. 31, 2010	50,352,941
Share-based compensation	0	10,672,000	0	0	0	0	0	10,672,000
Accretion of redeemable convertible preferred shares	0	(535,000)	0	0	0	0	0	(535,000)
Conversion of convertible preferred shares into common shares, Number of Shares									33,250,000								34,926,471								29,687,500								16,773,301
Conversion of convertible preferred shares into common shares, Amount									3,000	3,239,000	0	0	0	0	0	3,242,000	4,000	17,169,000	0	0	0	0	0	17,173,000	3,000	16,980,000	0	0	0	0	0	16,983,000	2,000	14,113,000	0	0	0	0	0	14,115,000
Issuance of common shares net of issuance costs, Number of Shares	38,750,000
Issuance of common shares net of issuance costs, Amount	4,000	78,956,000	0	0	0	0	0	78,960,000
Exercise of options, Number of Shares	12,878,250
Exercise of options, Amount	1,000	4,464,000	0	0	0	0	0	4,465,000
Foreign currency translation adjustment	0	0	0	0	0	1,249,000	0	1,249,000
Net (loss)/income	0	0	0	0	10,251,000	0	(1,000)	10,250,000
Amount, ending balance at Dec. 31, 2011	22,000	157,064,000	0	0	(11,743,000)	2,841,000	67,000	148,251,000
Number of Shares, ending balance at Dec. 31, 2011	216,618,463
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, Number of Shares	18,520,900
Exercise of options and restricted shares issued, net of shares withheld for employee taxes, Amount	1,000	287,000	0	0	0	0	0	288,000
Share-based compensation	0	24,543,000	0	0	0	0	0	24,543,000
Issuance of shares in connection with acquisitions, Number of Shares	14,646,647
Issuance of shares in connection with acquisitions, Amount	1,000	20,616,000	0	0	0	0	0	20,617,000
Stock repurchase, Number of Shares	(1,088,790)
Stock repurchase, Amount	0	0	0	(1,346,000)	0	0	0	(1,346,000)
Appropriation to statutory reserve	0	0	2,938,000	0	(2,938,000)	0	0	0
Issuance of shares in connection with equity investment, Number of Shares	3,821,655
Issuance of shares in connection with equity investment, Amount	0	5,916,000	0	0	0	0	0	5,916,000
Foreign currency translation adjustment	0	0	0	0	0	390,000	0	390,000
Fair value of 45% non-controlling interests of NationSky at acquisition	0	0	0	0	0	0	4,795,000	4,795,000
Deregistration of Fuzhou NetQin	0	0	0	0	0	0	(67,000)	(67,000)
Net (loss)/income	0	0	0	0	9,430,000	0	532,000	9,962,000
Amount, ending balance at Dec. 31, 2012	$ 24,000	$ 208,426,000	$ 2,938,000	$ (1,346,000)	$ (5,251,000)	$ 3,231,000	$ 5,327,000	$ 213,349,000
Number of Shares, ending balance at Dec. 31, 2012	252,518,875